Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) HLS	Jun. 30, 2022 USD ($) HLS		Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 29,333	$ 28,027	[1]
Profit from operations	6,965	7,000	[1]
Net finance income/(cost)	(3,223)	(2,268)	[1]
Exceptional share of results of associates		(1,143)	[1]
Income tax expense	(1,192)	(1,244)	[1]
Profit	2,655	$ 2,474	[1],[2]
Segment assets (non-current)	$ 194,868			$ 189,757
AB InBev Worldwide [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	288	289
Revenue	$ 29,333	$ 28,027
Profit from operations	6,965	7,000
Net finance income/(cost)	(3,223)	(2,268)
Share of results of associates	105	129
Exceptional share of results of associates	0	(1,143)
Income tax expense	(1,192)	(1,244)
Profit	2,655	2,474
Segment assets (non-current)	194,868			189,757
Gross capex	$ 2,107	$ 2,002
AB InBev Worldwide [member] | North America [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	47	51
Revenue	$ 7,926	$ 8,192
Profit from operations	2,131	2,570
Segment assets (non-current)	63,278			63,379
Gross capex	$ 216	$ 222
AB InBev Worldwide [member] | Middle America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	72	72
Revenue	$ 7,573	$ 6,693
Profit from operations	2,781	2,416
Segment assets (non-current)	72,260			66,262
Gross capex	$ 561	$ 537
AB InBev Worldwide [member] | South America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	76	77
Revenue	$ 5,849	$ 5,333
Profit from operations	1,241	1,234
Segment assets (non-current)	15,598			14,297
Gross capex	$ 402	$ 414
AB InBev Worldwide [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	43	43
Revenue	$ 4,070	$ 3,940
Profit from operations	618	667
Segment assets (non-current)	29,103			30,918
Gross capex	$ 393	$ 329
AB InBev Worldwide [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	50	45
Revenue	$ 3,679	$ 3,471
Profit from operations	944	879
Segment assets (non-current)	11,800			12,397
Gross capex	246	214
AB InBev Worldwide [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Revenue	236	399
Profit from operations	(749)	(766)
Segment assets (non-current)	2,828			$ 2,505
Gross capex	$ 288	$ 288

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.
[2]	The 2022 presentation was amended to conform to the 2023 presentation.